Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2020	2019
Domestic	$(4,550)	$(1,815)
Foreign	(1,229)	(2,466)
Total	$(5,779)	$(4,281)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes computed by applying the federal statutory income tax rate of 26.5% to loss before income taxes to the total income tax benefit reported in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Income tax at statutory rate	$(1,531)	$(1,134)
Foreign rate differential	(37)	(77)
Change in valuation allowance	1,588	15,104
Share-based compensation expense	—	85
Prior year true-ups	119	(13,371)
Other differences	(135)	(607)
Provision for income taxes	$4	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	A valuation allowance has been recorded, as realization of such assets is uncertain. Deferred income taxes are comprised as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss and capital loss carryforwards	$26,539	$25,064
Intangible assets	2,381	2,319
Share-based compensation	1	28
Other	992	893
Deferred tax assets, gross	29,913	28,304
Valuation allowance for deferred tax assets	(29,854)	(28,246)
Deferred tax assets, net of valuation allowance	59	58
Deferred tax liabilities:
Indefinite-lived intangible assets	(74)	(74)
Deferred tax liabilities	(74)	(74)
Net deferred tax liabilities	$(15)	$(16)